14008097

Edwin Mecabe
Managing Director
Corporate Actions Group

New York Stock Exchange
20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
ed.mecabe@nyse.com

July 16, 2014

Received SEC

JUL 16 2014

Washington, DC 20549
CERT NYS
File No. 001-36465

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Ordinary Shares, par value $0.01 per share of Paragon Offshore Limited under the Exchange Act of 1934.

Sincerely,